Accounting changes: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2011 Adjustments	Mar. 31, 2010 Adjustments	Mar. 31, 2009 Adjustments	Mar. 31, 2011 Adoption of U.S. GAAP replacing Canadian GAAP Adjustments	Mar. 31, 2010 Adoption of U.S. GAAP replacing Canadian GAAP Adjustments	Apr. 02, 2011 Adoption of U.S. GAAP replacing Canadian GAAP Adjustments
Effect of change of accounting principles
Accumulated deficit	$ (331,158)		$ (284,509)					$ 146
Assets	(356,675)	(273,374)	(273,374)					(12)
Liabilities	186,206		77,367					130
Shareholders' equity	(170,469)		(196,007)	(96,428)	(52,867)			(142)
Net loss	$ (32,836)		$ (34,357)	$ (27,440)		$ 141	$ 129